			FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [ ]; Amendment Number: _______
 This Amendment (Check only one.):    [ ] is a restatement.
				      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:Capital Investment Counsel, Inc.
Address:  210 University Blvd. #550
          Denver, CO  80206

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Sharon Gaare
Title: Chief Compliance Officer
Phone: 303-329-9000

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reorted in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this reprt, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Manager: zero

Form 13F Information Table Entry Total: 57

Form 13F Information Table Value Total: 296296



List of Other Included Managers:  NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Corp                      COM              001957505      285 11645.2352SH      SOLE               11645.2352
Altria Group Inc.              COM              02209S103      204 2733.2021SH       SOLE                2733.2021
Ameren Corp                    COM              023608102      226 4420.0007SH       SOLE                4420.0007
American International Group   COM              026874107      605 8872.0000SH       SOLE                8872.0000
Amgen Inc                      COM              031162100      256 3246.0000SH       SOLE                3246.0000
Anheuser-Busch Co              COM              035229103      213 4960.0000SH       SOLE                4960.0000
BP P.L.C.                      COM              055622104      465 7239.0000SH       SOLE                7239.0000
Bellsouth Corp                 COM              079860102      338 12474.2725SH      SOLE               12474.2725
Berkshire Hathaway Cl B        COM                             270  92.0000 SH       SOLE                  92.0000
Bristol Myers                  COM              110122108     7680 334191.6921SH     SOLE              334191.6921
Capital One Finl Corp          COM              14040H105      372 4300.0000SH       SOLE                4300.0000
Carnival Corp New              COM              143658300      214 4010.0000SH       SOLE                4010.0000
Caspen Oil Inc                 COM              147621106        0 11000.0000SH      SOLE               11000.0000
Chevron                        COM              166764100    10385 182922.9074SH     SOLE              182922.9074
Cisco Systems                  COM              17275R102      454 26545.0000SH      SOLE               26545.0000
Citigroup Inc.                 COM              172967101     8925 183900.5554SH     SOLE              183900.5554
Colgate-Palmolive Co           COM              194162103     8950 163164.0003SH     SOLE              163164.0003
Commerce Bancshares Inc        COM              200525103     7619 146191.0000SH     SOLE              146191.0000
Costco Wholesale Corp          COM              22160k105     5208 105275.1446SH     SOLE              105275.1446
DJ US Basic Materials Index    COM              464287838     9574 185762.0000SH     SOLE              185762.0000
Dell Computer                  COM              24702R101      338 11275.0000SH      SOLE               11275.0000
Disney Walt Co                 COM              254687106      347 14468.0000SH      SOLE               14468.0000
DuPont de Nemours              COM              263534109      293 6893.8791SH       SOLE                6893.8791
E M C Corp Mass Comm           COM              268648102      154 11275.0000SH      SOLE               11275.0000
Exxon Mobil Corp               COM              30231g102    10880 193703.6630SH     SOLE              193703.6630
General Electric               COM              369604103     9762 278506.7071SH     SOLE              278506.7071
Graphic Packaging Corp New     COM              388688103      670 293682.0000SH     SOLE              293682.0000
Home Depot                     COM              437076102      658 16263.0806SH      SOLE               16263.0806
I Shares Dow Jones US Energy   COM              464287796      898 10470.0000SH      SOLE               10470.0000
I Shares Dow Jones US Telecom  COM              464287713     1224 53560.0000SH      SOLE               53560.0000
I Shares Msci Japan Index      COM              464286848      829 61350.0000SH      SOLE               61350.0000
I Shares S&P 500 Index         COM              464287200    10508 84285.4063SH      SOLE               84285.4063
I Shares S&P 600 Small Cap     COM              464287804      553 9570.0000SH       SOLE                9570.0000
I Shares Trust DJ US Healthcar COM              464287762     1297 20580.0000SH      SOLE               20580.0000
I Shares Trust Dow Jones Selec COM              464287168    19948 325621.0000SH     SOLE              325621.0000
I-Shares S&P 500 Barra Growth  COM              464287309    17052 287660.0000SH     SOLE              287660.0000
Int'l Game Tech                COM              459902102      235 7650.0000SH       SOLE                7650.0000
Intel Corp                     COM              458140100     8548 342473.3558SH     SOLE              342473.3558
Intl Business Machines         COM              459200101      826 10045.0000SH      SOLE               10045.0000
Johnson & Johnson              COM              478160104     8803 146473.5060SH     SOLE              146473.5060
Kimberly-Clark                 COM              494368103     8116 136054.0000SH     SOLE              136054.0000
L-3 Communications Holdings    COM              502424104     9141 122939.2786SH     SOLE              122939.2786
Medtronic Inc                  COM              585055106     9583 166454.4377SH     SOLE              166454.4377
Microsoft Corp                 COM              594918104     8552 327055.3505SH     SOLE              327055.3505
Molson Coors Brewing CO        COM              60871r209    30236 451357.0000SH     SOLE              451357.0000
Pepsico                        COM              713448108      500 8457.8601SH       SOLE                8457.8601
Pfizer Inc                     COM              717081103      518 22219.0000SH      SOLE               22219.0000
Pinnacle West Capital Corp     COM              723484101     8523 206120.0000SH     SOLE              206120.0000
Qualcomm Inc                   COM              747525103     6931 160893.4646SH     SOLE              160893.4646
Redwood Trust Inc              COM              758075402      206 5000.0000SH       SOLE                5000.0000
S&P 500 Barra Value Index - I  COM              464287408      987 15170.0000SH      SOLE               15170.0000
S&P Midcap 400 Index           COM              464287507    24335 329746.8943SH     SOLE              329746.8943
United Parcel Service          COM              911312106     8580 114165.1747SH     SOLE              114165.1747
Verisign Inc                   COM              92343E102     8028 366560.0000SH     SOLE              366560.0000
Verizon Communications         COM              92343V104     7445 247181.1084SH     SOLE              247181.1084
Walmart Stores Inc             COM              931142103      281 5997.9373SH       SOLE                5997.9373
Wells Fargo                    COM              949746101     8268 131585.3702SH     SOLE              131585.3702